INVESTMENTS	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012
INVESTMENTS [Abstract]
INVESTMENTS

NOTE 7 - INVESTMENTS

(a) Summary of Investments

Marketable Equity Securities:

As of December 31, 2012, the Company's investments in marketable equity securities are based on the December 31, 2012 stock price as reflected on the OTCBB, reduced by a discount factor if those shares have selling restrictions. These marketable equity securities are summarized as follows:

December 31, 2012	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Publicly traded equity securities	$81,000	$125,400	$-	$206,400

Total	$81,000	$125,400	$-	$206,400

September 30, 2012	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Publicly traded equity securities	$81,000	$228,600	$-	$309,600

Total	$81,000	$228,600	$-	$309,600

The unrealized gains are presented in comprehensive income in the consolidated statement of operations and comprehensive income.

(b) Unrealized Gains and Losses on Investments

The following table summarizes the unrealized net gains (losses) associated with the Company's investments:

	Three Months Ended
	December 31
	2012	2011

Net gains/(loss) on investments in publicly traded equity securities	$(103,200)	$(64,000)

Net gains on investments	$(103,200)	$(64,000)

NOTE 14 - INVESTMENTS

(a) Summary of Investments

Marketable Equity Securities:

In November, 2009 we acquired 800,000 shares of VOIS Inc. common stock for $48,000, and in March, 2012 we acquired an additional 3,300,000 shares of VOIS Inc. common stock for $33,000. In both instances the Company was able to negotiate a purchase price less than the then trading price of VOIS' common stock based upon the illiquid nature of the investment and the lack of any other willing purchasers for VOIS securities. Due to the illiquid nature of the VOIS Inc. common stock we applied a discount factor of 20% to the fair value of the marketable security on those shares acquired this fiscal year.

As of September 30, 2012, the Company's investments in marketable equity securities are based on the September 30, 2012 stock price as reflected on the OTCBB, reduced by a discount factor if those shares have selling restrictions. These marketable equity securities are summarized as follows:

SEPTEMBER 30, 2012	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Publicly traded equity securities	$81,000	$228,600	$-	$309,600

Total	$81,000	$228,600	$-	$309,600

The unrealized gains are presented in comprehensive income in the consolidated statement of operations and comprehensive income.

(b) Gains and Losses on Investments

The following table summarizes the realized net gains (losses) associated with the Company's investments:

	Fiscal Year Ended
	September 30
	2012	2011

Net gains/(loss) on investments in publicly traded equity securities	$192,360	$67,200

Net gains on investments	$192,360	$67,200

On January 1, 2008, the Company adopted ASC 820, which, among other things, defines fair value, establishes a consistent framework for measuring fair value and expands disclosure for each major asset and liability category measured at fair value on either a recurring or nonrecurring basis. The Company did not adopt the ASC 820 fair value framework for nonfinancial assets and liabilities, except for items that are recognized or disclosed at fair value in the financial statements at least annually. ASC 820 clarifies that fair value is an exit price, representing the amount that would either be received to sell an asset or be paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1.Observable inputs such as quoted prices in active markets for identical assets or liabilities;

Level 2.Inputs, other than the quoted prices in active markets, that are observable either directly or indirectly; and

Level 3.Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

Investment Measured at Fair Value on a Recurring Basis:

	Fair Value Measurements Using:
	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Marketable Equity Securities, net of discount for effect of restriction	$-	$-	$309,600

We categorize the securities as investments in marketable securities available for sale. These securities are quoted either on an exchange or inter-dealer quotation (pink sheet) system. The securities are restricted and cannot be readily resold by us absent a registration of those securities under the Securities Act or the availabilities of an exemption from the registration requirements under the Securities Act. As these securities are often restricted, we are unable to liquidate them until the restriction is removed. Unrealized gains or losses on marketable securities available for sale are recognized as an element of comprehensive income based on changes in the fair value of the security. Once liquidated, realized gains or losses on the sale of marketable securities available for sale are reflected in our net income for the period in which the security was liquidated.

Under the guidance of ASC 320, "Investments", we periodically evaluate other-than-temporary impairment (OTTI) of securities to determine whether a decline in their value is other than temporary. Management utilizes criteria such as the magnitude and duration of the decline, in addition to the reasons underlying the decline, to determine whether the loss in value is other than temporary. The term "other-than-temporary" is not intended to indicate that the decline is permanent. It indicates that the prospects for a near term recovery of value are not necessarily favorable, or that there is a lack of evidence to support fair values equal to, or greater than, the carrying value of the investment. Once a decline in value is determined to be other than temporary, the value of the security is reduced and a corresponding impairment charge to earnings is recognized. In the assessment of OTTI for various securities at September 30, 2012 the guidance in ASC 320, "the Investment-Debt and Equity Securities," is carefully followed.

There were no impairment charges on investments in publicly traded equity securities for the year ended September 30, 2012 or for the year ended September 30, 2011.

The Company has evaluated its publicly traded equity securities as of September 30, 2012, and has determined that there were no unrealized losses that indicate an other-than-temporary impairment. This determination was based on several factors, which include the length of time and extent to which fair value has been less than the cost basis and the financial condition and near-term prospects of the issuer, and the Company's intent and ability to hold the publicly traded equity securities for a period of time sufficient to allow for any anticipated recovery in market value.